Accounts receivable, unbilled revenue (contract assets) and unearned revenue or payments on account (contract liabilities) (Tables)	9 Months Ended
Sep. 30, 2023
Revenue from Contract with Customer [Abstract]
Schedule of accounts receivables and unbilled revenue, and unbilled services and unearned revenue
Accounts receivables and unbilled revenue are as follows:

	September 30, 2023	December 31, 2022
	(in thousands)
Contract assets:
Billed services (accounts receivable)	$1,883,296	$1,751,950
Unbilled services (unbilled revenue)	941,884	957,655
Accounts receivable and unbilled revenue, gross	2,825,180	2,709,605
Allowance for credit losses	(32,934)	(20,562)
Accounts receivable and unbilled revenue, net	$2,792,246	$2,689,043

Unbilled services and unearned revenue or payments on account (contract assets and liabilities) were as follows:

(in thousands, except percentages)	September 30, 2023	December 31, 2022	$ Change	% Change

Unbilled services (unbilled revenue)	$941,884	$957,655	$(15,771)	(1.6)%
Unearned revenue (payments on account)	(1,663,183)	(1,507,449)	(155,734)	10.3%
Net balance	$(721,299)	$(549,794)	$(171,505)	31.2%